Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Presents the carrying amounts and estimated fair values of the Company's financial instruments for which the carrying values on the Consolidated Balance Sheet are different from their fair values

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments as at December 31, 2011 and December 31, 2010 for which the carrying values on the Consolidated Balance Sheet are different from their fair values:

In millions	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Financial assets
Investments (Note 6)	$31	$126	$25	$114
Financial liabilities
Total debt (Note 9)	$6,576	$7,978	$6,071	$6,937